UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21515
TS&W/Claymore Tax-Advantaged Balanced Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: July 1, 2011 – September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

TYW TS&W/Claymore Tax-Advantaged Balanced Fund
Portfolio of Investments
September 30, 2011 (unaudited)

Principal		Rating			Optional
Amount	Description	(S&P)*	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 157.1%
	Municipal Bonds - 91.5%
	Alabama - 4.5%
$7,000,000	Birmingham Special Care Facilities Financing Authority, Health Care Facilities Revenue (Assured Gty)	AA+	6.00%	06/01/2039	06/01/19 @ 100	$ 7,710,430

	Arizona - 1.8%
3,000,000	Glendale Western Loop 101, Public Facilities Corp., Third Lien Excise Tax Revenue, Series A	AA	7.00%	07/01/2033	01/01/14 @ 100	3,172,530

	California - 8.4%
4,165,000	Alhambra Certificates of Participation, Police Facilities 91-1-RMK (AMBAC)	NR	6.75%	09/01/2023	N/A	4,893,417
2,000,000	California Statewide Communities Development Authority, American Baptist Homes West	BBB	6.25%	10/01/2039	10/01/19 @ 100	2,037,760
3,835,000	Centinela Valley Union High School District, County of Los Angeles, General Obligation Bonds, Series A	A+	5.75%	08/01/2041	08/01/21 @ 100	4,231,615
3,000,000	Community Redevelopment Agency of the City of Santa Ana, Tax Allocation Bonds, Merged Project Area, Series A	A	6.75%	09/01/2028	03/01/21 @ 100	3,299,280
						14,462,072

	Connecticut - 3.5%
1,000,000	Connecticut State Health and Educational Facilities Authority Revenue Bonds, Western Connecticut Health Network Issue, Series M	A	5.38%	07/01/2041	07/01/21 @ 100	1,038,760
1,000,000	State of Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford Healthcare Issue, Series A	A	5.00%	07/01/2032	07/01/21 @ 100	1,006,830
4,000,000	State of Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford Healthcare Issue, Series A	A	5.00%	07/01/2041	07/01/21 @ 100	3,987,400
						6,032,990

	Florida - 4.2%
1,975,000	Palace at Coral Gables Community Development District Special Assessment Revenue Bonds, Series 2011	AA	5.63%	05/01/2042	05/01/22 @ 100	2,124,191
5,000,000	Town of Davie, Florida Water and Sewer Revenue Bonds, Series 2011 (AGM)	AA+	5.00%	10/01/2041	10/01/21 @ 100	5,183,250
						7,307,441

	Illinois - 4.8%
2,500,000	Chicago O'Hare International Airport, General Airport Third Lien Revenue Bonds, Series 2011A	A-	5.75%	01/01/2039	01/01/21 @ 100	2,762,075
2,000,000	Chicago Park District General Obligation Limited Tax Park Bonds, Series 2011A	AA+	5.00%	01/01/2036	01/01/22 @ 100	2,104,780
1,085,000	Community College District No. 502 Counties of DuPage, Cook and Will and State of Illinois, General Obligation Community College Bonds, Series 2011A	AAA	5.00%	06/01/2030	06/01/21 @ 100	1,190,397
2,000,000	Will County, Illinois, Township High School District Number 204, General Obligation Limited School Bonds, Series 2011A	AA	6.25%	01/01/2031	01/01/21 @ 100	2,255,880
						8,313,132

	Louisiana - 3.3%
4,980,000	Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2-RMKT (Assured Gty)	AA+	6.75%	06/01/2026	06/01/18 @ 100	5,753,942

	Massachusetts - 2.2%
2,500,000	Massachusetts Development Finance Agency Revenue Bonds, Tufts Medical Center Issue, Series I	BBB	6.88%	01/01/2041	01/01/21 @ 100	2,680,800
1,000,000	Massachusetts Development Finance Agency Revenue Bonds, UMass Memorial Issue, Series H	A-	5.50%	07/01/2031	07/01/21 @ 100	1,024,170
						3,704,970

	Michigan - 14.9%
5,000,000	Detroit Michigan Sewer Disposal Revenue, Refunding-Senior Lien, Series C-1-RMKT (AGM)	AA+	7.00%	07/01/2027	07/01/19 @ 100	5,899,700
5,350,000	Detroit Michigan Sewer Disposal Revenue, Rols RR II R 11841-1 (Underlying obligor: Detroit Michigan Sewer Disposal) (AGM)(a)	AA+	14.33%	07/01/2017	N/A	7,437,998
5,000,000	Detroit Michigan Water Supply System Revenue, Refunding-Senior Lien, Series C-RMKT (BHAC)	AA+	5.75%	07/01/2026	07/01/18 @ 100	5,420,650
3,405,000	Detroit Michigan Water Supply System Revenue, Rols RR II R 11898-1 (Underlying obligor: Detroit Michigan Water Supply System), Series 2006B (AGM)(a)	AA+	13.25%	07/01/2017	N/A	4,643,330
2,500,000	Michigan Public Educational Facilities Authority Revenue, Refunding-Limited, Obligation-Landmark Academy	BBB-	7.00%	12/01/2039	06/01/20 @ 100	2,419,225
						25,820,903

	New Jersey - 9.4%
10,000,000	Hudson County Improvement Authority, New Jersey, County-Guaranteed Solid Waste System Revenue Refunding Bonds, Series 2010A	Aa3	6.00%	01/01/2040	01/01/20 @ 100	11,393,300
4,150,000	Newark Housing Authority Revenue, South Ward Police Facility (Assured Gty)	Aa3	6.75%	12/01/2038	12/01/19 @ 100	4,890,858
						16,284,158

	New York - 16.8%
2,500,000	City of New York Tax-Exempt Bonds, Subseries D-1	AA	5.00%	10/01/2036	10/01/21 @ 100	2,689,475
1,500,000	Long Island Power Authority Electric System General Revenue Bonds, Series 2011A (AGM)	AA+	5.00%	05/01/2036	05/01/21 @ 100	1,579,320
2,000,000	Long Island Power Authority Electric System General Revenue Bonds, Series 2011A	A-	5.00%	05/01/2038	05/01/21 @ 100	2,077,100
2,000,000	New York Liberty Development Corp. Revenue, Refunding Bonds - 2nd Priority - Bank of America	BBB-	6.38%	07/15/2049	01/15/20 @ 100	2,128,480
4,500,000	New York State Dormitory Authority Revenue, Health, Hospital & Nursing Home Improvements (FHA)	AA+	6.25%	08/15/2034	08/15/19 @ 100	5,304,420
2,500,000	New York State Dormitory Authority Revenue, Health, Hospital & Nursing Home Improvements (FHA)	AA+	6.00%	08/15/2038	08/15/19 @ 100	2,889,575
1,000,000	New York State Dormitory Authority Revenue, The Bronx-Lebanon Hospital Center	Aa2	6.50%	08/15/2030	02/15/19 @ 100	1,128,290
1,000,000	New York State Dormitory Authority, North Shore - Long Island Jewish Obligated Group Revenue Bonds, Series 2011A	A-	5.00%	05/01/2041	05/01/21 @ 100	1,012,110
1,330,000	New York State Dormitory Authority, Secured Hospital Revenue Refunding Bonds, New York Downtown Hospital, Series 2011	AA-	5.00%	02/15/2022	02/15/21 @ 100	1,499,442
2,000,000	New York State Thruway Authority State Personal Income Tax Revenue Bonds, Series 2011A	AAA	5.00%	03/15/2025	03/15/21 @ 100	2,309,440
2,000,000	New York State Thruway Authority State Personal Income Tax Revenue Bonds, Series 2011A	AAA	5.00%	03/15/2026	03/15/21 @ 100	2,286,500
4,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue JFK International Airport Terminal	BBB-	6.50%	12/01/2028	12/01/15 @ 100	4,207,600
						29,111,752

	Pennsylvania - 0.6%
1,000,000	Central Bradford Progress Authority Revenue Bonds, Guthrie Health Issue, Series 2011	AA-	5.38%	12/01/2041	12/01/21 @ 100	1,032,760

	Puerto Rico - 3.0%
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue and Refunding Bonds, Series 2011A	A-	6.00%	07/01/2033	07/01/21 @ 100	1,048,020
4,000,000	Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds, Guaranteed by the Commonwealth of Puerto Rico, Series S	BBB	6.00%	07/01/2041	07/01/21 @ 100	4,158,200
						5,206,220

	Rhode Island - 4.3%
235,000	Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligation	A-	6.38%	08/15/2021	08/15/12 @ 100	239,538
5,500,000	Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligation, Series A (Underlying Obligor: Rhode Island State Health and Education Building Corp.) (Assured Gty)(a)	AA+	13.31%	05/15/2017	N/A	7,162,650
						7,402,188

	Tennessee - 3.1%
5,000,000	Memphis Center City Revenue Finance Corporation Tax Exempt Subordinate Revenue Bonds, Pyramid and Pinch District Redevelopment Project, Series 2011B (AGM)	AA+	5.25%	11/01/2030	11/01/21 @ 100	5,263,850

	Texas - 5.1%
3,000,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A	AA	6.00%	09/01/2041	09/01/21 @ 100	3,463,260
5,000,000	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier Current Interest Bonds, Series 2008A (BHAC)	AA+	5.75%	01/01/2040	01/01/18 @ 100	5,401,950
						8,865,210

	Wisconsin - 1.6%
1,930,000	Wisconsin State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series A	A3	5.60%	02/15/2029	11/07/11 @ 100	1,930,618
750,000	Wisconsin State Health & Educational Facilities Authority Revenue, Blood Center Southeastern Project	A-	5.75%	06/01/2034	06/01/14 @ 100	766,275
						2,696,893

	Total Municipal Bonds - 91.5%
	(Cost $149,318,602)					158,141,441

	Corporate Bonds - 16.1%
	Aerospace & Defense - 0.5%
$500,000	Kratos Defense and Security Solutions, Inc.	B+	10.00%	06/01/2017	06/01/14 @ 105	$497,500
350,000	Triumph Group, Inc.	B+	8.00%	11/15/2017	11/15/13 @ 104	364,875
						862,375

	Airlines - 0.3%
600,000	Air Canada (Canada)(b)	B+	9.25%	08/01/2015	08/01/12 @ 107	570,000

	Auto Manufacturers - 1.0%
701,000	Navistar International Corp.	BB-	8.25%	11/01/2021	11/01/14 @ 104	719,401
1,000,000	Oshkosh Corp.	BB	8.25%	03/01/2017	03/01/14 @ 104	970,000
						1,689,401

	Auto Parts & Equipment - 1.2%
700,000	Cooper Tire & Rubber Co.	BB-	8.00%	12/15/2019	N/A	679,000
1,300,000	Goodyear Tire & Rubber Co.	B+	8.25%	08/15/2020	08/15/15 @ 104	1,322,750
						2,001,750

	Chemicals - 0.4%
700,000	NewMarket Corp.	BB+	7.13%	12/15/2016	12/15/12 @ 102	721,000

	Coal - 0.2%
350,000	Consol Energy, Inc.	BB	8.00%	04/01/2017	04/01/14 @ 104	365,750

	Computers - 0.3%
425,000	Unisys Corp.	BB-	12.50%	01/15/2016	01/15/12 @ 106	452,625

	Diversified Financial Services - 0.6%
780,000	Capital One Capital V	BB	10.25%	08/15/2039	N/A	791,700
500,000	Goldman Sachs Capital II(c) (d) (e)	BBB-	5.79%	-	06/01/12 @ 100	310,000
						1,101,700

	Electric - 0.6%
1,105,000	NRG Energy, Inc.	BB-	8.50%	06/15/2019	06/15/14 @ 104	1,066,325

	Electronics - 0.1%
175,000	Kemet Corp.	B+	10.50%	05/01/2018	05/01/14 @ 105	183,750

	Entertainment - 0.6%
975,000	Regal Entertainment Group	B-	9.13%	08/15/2018	08/15/14 @ 105	965,250

	Food - 0.4%
665,000	Dean Foods Co.	B-	7.00%	06/01/2016	N/A	626,762

	Health Care Services - 0.7%
1,200,000	Community Health Systems, Inc.	B	8.88%	07/15/2015	07/15/12 @ 102	1,179,000

	Household Products & Housewares - 0.1%
185,000	Jarden Corp.	B	7.50%	01/15/2020	01/15/15 @ 104	187,081

	Housewares - 0.6%
899,000	Libbey Glass, Inc.	B+	10.00%	02/15/2015	08/15/12 @ 105	941,703

	Insurance - 0.5%
500,000	Genworth Financial, Inc.(c)	BB+	6.15%	11/15/2066	11/15/16 @ 100	250,000
700,000	HUB International Holdings, Inc.(b)	CCC+	10.25%	06/15/2015	06/15/12 @ 103	647,500
						897,500

	Internet - 0.4%
650,000	NetFlix, Inc.	BB+	8.50%	11/15/2017	11/15/13 @ 104	703,625

	Iron & Steel - 0.4%
350,000	Allegheny Technologies, Inc.	BBB-	9.38%	06/01/2019	N/A	440,568
250,000	Steel Dynamics, Inc.	BB+	7.75%	04/15/2016	04/15/12 @ 104	246,250
						686,818

	Oil & Gas - 2.0%
1,115,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	1,215,350
650,000	EXCO Resources, Inc.	B	7.50%	09/15/2018	09/15/14 @ 104	572,000
553,000	McMoRan Exploration Co.	B	11.88%	11/15/2014	11/15/12 @ 105	569,590
700,000	Stone Energy Corp.	B	8.63%	02/01/2017	02/01/14 @ 104	658,000
600,000	Venoco, Inc.	B	8.88%	02/15/2019	02/15/15 @ 104	516,000
						3,530,940

	Real Estate - 0.3%
525,000	CB Richard Ellis Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	591,938

	Retail - 1.8%
700,000	Dillard's, Inc.	BB-	7.13%	08/01/2018	N/A	700,000
238,000	Dillard's, Inc.	BB-	7.75%	05/15/2027	N/A	220,150
1,290,000	Foot Locker, Inc.	BB-	8.50%	01/15/2022	N/A	1,259,363
900,000	Macy's Retail Holdings, Inc.	BBB-	7.60%	06/01/2025	N/A	972,320
						3,151,833

	Semiconductors - 0.6%
1,100,000	Advanced Micro Devices, Inc.	B+	7.75%	08/01/2020	08/01/15 @ 104	1,078,000

	Telecommunications - 1.7%
375,000	Cincinnati Bell, Inc.	B	8.38%	10/15/2020	10/15/15 @ 104	348,750
500,000	CommScope, Inc.(b)	B	8.25%	01/15/2019	01/15/15 @ 104	487,500
508,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	538,480
450,000	Frontier Communications Corp.	BB	8.50%	04/15/2020	N/A	436,500
1,000,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	1,095,000
						2,906,230

	Transportation - 0.5%
850,000	Overseas Shipholding Group, Inc.	B	8.75%	12/01/2013	N/A	852,125

	Trucking & Leasing - 0.3%
565,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	08/01/2018	08/01/14 @ 105	581,950

	Total Corporate Bonds - 16.1%
	(Cost $28,858,101)					27,895,431

Number		Rating
of Shares	Description	(S&P)*	Coupon			Value
	Common Stocks - 45.5%
	Aerospace & Defense - 1.0%
32,500	Rockwell Collins, Inc.					1,714,700

	Agriculture - 0.5%
25,000	Reynolds American, Inc.					937,000

	Banks - 3.3%
62,500	Citigroup, Inc.					1,601,250
10,000	Goldman Sachs Group, Inc.					945,500
75,000	JPMorgan Chase & Co.					2,259,000
37,500	Wells Fargo & Co.					904,500
						5,710,250

	Commercial Services - 0.4%
50,000	RR Donnelley & Sons Co.					706,000

	Computers - 0.8%
35,000	SanDisk Corp.(f)					1,412,250

	Electric - 2.0%
75,000	Pepco Holdings, Inc.					1,419,000
50,000	SCANA Corp.					2,022,500
						3,441,500

	Electronics - 0.5%
50,000	Jabil Circuit, Inc.					889,500

	Food - 0.5%
25,000	Kraft Foods, Inc., Class A					839,500

	Health Care Products - 0.3%
35,000	Hologic, Inc.(f)					532,350

	Household Products & Housewares - 1.4%
35,000	Kimberly-Clark Corp.					2,485,350

	Industrial - 0.9%
55,000	Republic Services, Inc.					1,543,300

	Insurance - 2.6%
75,000	MetLife, Inc.					2,100,750
50,000	Travelers Cos., Inc.					2,436,500
						4,537,250

	Internet - 0.5%
50,000	Symantec Corp.(f)					815,000

	Media - 0.6%
15,000	Time Warner Cable, Inc.					940,050

	Mining - 0.3%
18,500	Freeport-McMoRan Copper & Gold, Inc.					563,325

	Miscellaneous Manufacturing - 3.6%
35,000	Eaton Corp.					1,242,500
150,000	General Electric Co.					2,286,000
37,500	ITT Corp.					1,575,000
17,500	Parker Hannifin Corp.					1,104,775
						6,208,275

	Oil & Gas - 5.3%
25,000	Chevron Corp.					2,313,000
30,000	ConocoPhillips					1,899,600
6,000	Devon Energy Corp.					332,640
45,719	Royal Dutch Shell PLC, Class B, ADR (United Kingdom)					2,836,864
41,000	Total SA, ADR (France)					1,798,670
						9,180,774

	Pharmaceuticals - 7.7%
50,000	Abbott Laboratories					2,557,000
87,500	Bristol-Myers Squibb Co.					2,745,750
75,000	Eli Lilly & Co.					2,772,750
85,000	Merck & Co., Inc.					2,780,350
135,000	Pfizer, Inc.					2,386,800
						13,242,650

	Pipelines - 0.5%
32,500	Spectra Energy Corp.					797,225

	Retail - 2.6%
30,000	Darden Restaurants, Inc.					1,282,500
17,500	Kohl's Corp.					859,250
27,500	Macy's, Inc.					723,800
32,500	Target Corp.					1,593,800
						4,459,350

	Semiconductors - 2.1%
137,500	Intel Corp.					2,932,875
25,000	Xilinx, Inc.					686,000
						3,618,875

	Software - 1.8%
35,000	Activision Blizzard, Inc.					416,500
107,500	Microsoft Corp.					2,675,675
						3,092,175

	Telecommunications - 6.3%
115,000	AT&T, Inc.					3,279,800
42,500	BCE, Inc. (Canada)					1,592,050
75,000	Cisco Systems, Inc.					1,161,750
100,000	Corning, Inc.					1,236,000
60,000	Verizon Communications, Inc.					2,208,000
57,500	Vodafone Group PLC, ADR (United Kingdom)					1,474,875
						10,952,475

	Total Common Stocks - 45.5%
	(Cost $82,958,247)					78,619,124

	Preferred Stocks - 4.0%
	Banks - 0.5%
23,060	BB&T Capital Trust VI	BBB	9.60%			612,243
10,000	HSBC Holdings PLC, Series 2 (United Kingdom)	A-	8.00%			254,300
						866,543

	Diversified Financial Services - 0.1%
7,500	Ameriprise Financial, Inc.	A	7.75%			203,775

	Electric - 0.4%
20,000	Dominion Resources, Inc., Series A	BBB	8.38%			581,800

	Insurance - 1.5%
54,505	Allianz SE (Germany)	A+	8.38%			1,413,723
24,800	Aspen Insurance Holdings Ltd. (Bermuda)(c)	BBB-	7.40%			605,120
33,200	ING Groep NV (Netherlands)	BBB-	7.38%			634,784
						2,653,627

	Real Estate Investment Trusts - 1.5%
19,000	Brandywine Realty Trust, Series C	BB-	7.50%			470,440
11,000	Capital Automotive REIT, Series A	NR	7.50%			182,188
10,000	CBL & Associates Properties, Inc., Series C	NR	7.75%			241,900
13,000	Kimco Realty Corp., Series G	BBB-	7.75%			332,800
12,000	PS Business Parks, Inc., Series H	BBB-	7.00%			299,760
12,500	PS Business Parks, Inc., Series R	BBB-	6.88%			314,375
15,200	Regency Centers Corp., Series D	BB+	7.25%			381,520
15,000	Vornado Realty Trust, Series E	BBB-	7.00%			377,400
						2,600,383

	Total Preferred Stocks - 4.0%
	(Cost $7,048,703)					6,906,128

	Total Long-Term Investments - 157.1%
	(Cost $268,183,653)					271,562,124

Principal		Rating			Optional
Amount	Description	(S&P)*	Coupon	Maturity	Call Provisions**	Value
	Short-Term Investments - 6.6%
	Short Term Municipal Bonds - 6.6%
	Nevada - 0.8%
1,500,000	Las Vegas Valley Water District, Nevada General Obligation, Adjustable Rate Water Improvement Bonds, Series 2006B(g)	AA+	2.50%	06/01/2036	10/06/11 @ 100	1,500,000

	New York - 5.8%
5,000,000	Metropolitan Transportation Authority Dedicated Tax Fund Variable Rate Bonds, Series 2002B (AGM)(g)	AA+	2.00%	11/01/2022	10/06/11 @ 100	5,000,000
5,000,000	Triborough Bridge and Tunnel Authority General Revenue Variable Rate Bonds, Series 2005A(g)	AA-	2.00%	11/01/2035	10/06/11 @ 100	5,000,000
						10,000,000

	Total Short Term Municipal Bonds - 6.6%
	(Cost $11,500,000)					11,500,000

	Total Investments - 163.7%
	(Cost $279,683,653)					283,062,124
	Liabilities in excess of Other Assets - (3.0%)					(5,176,734)
	Preferred Shares, at redemption value - (-60.7% of Net Assets Applicable to Common Shareholders or -37.1% of Total Investments)					(105,000,000)
	Net Assets - 100.0%					$ 172,885,390

ADR - American Depositary Receipt
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by Ambac Assurance Corporation
Assured GTY – Insured by Assured Guaranty Corporation
BHAC - Insured by Berkshire Hathaway Assurance Corporation
FHA – Guaranteed by Federal Housing Administration
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Inverse floating rate investment. Interest rate shown is that in effect at September 30, 2011.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2011 these securities amounted to $1,705,000, which represents 1.0% of net assets applicable to common shares.

(c)	Floating or variable rate coupon. The rate shown is as of September 30, 2011.
(d)	Security is a hybrid bond that will convert to a preferred stock on the first call date.
(e)	Perpetual maturity.
(f)	Non-income producing security.
(g)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security.
	The rate shown is that earned by the fund as of September 30, 2011.

	Country Allocation***
	United States	95.9%
	United Kingdom	1.6%
	Canada	0.8%
	France	0.6%
	Germany	0.5%
	Bermuda	0.4%
	Netherlands	0.2%

	***Based on Total Long-Term Investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended June 30, 2011.

At September 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$280,549,421	$14,540,480	$(12,027,777)	$2,512,703

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and
Disclosures (Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at September 30, 2011.

The following table represents the Fund's investments carried on by caption and by level within the fair value hierarchy as September 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Municipal Bonds	$-	$169,642	$-	$169,642
Common Stocks	78,619	-	-	78,619
Corporate Bonds	-	27,895	-	27,895
Preferred Stocks:
Banks	866	-	-	866
Diversified Financial Services	204	-	-	204
Electric	582	-	-	582
Insurance	1,240	1,414	-	2,654
Real Estate Investment Trusts	2,418	182	-	2,600
Total	$83,929	$199,133	$-	$283,062

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:          /s/Kevin M. Robinson
                 Kevin M. Robinson
 Chief Executive Officer and Chief Legal Officer

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/Kevin M. Robinson
                 Kevin M. Robinson
 Chief Executive Officer and Chief Legal Officer

Date: November 21, 2011

By:           /s/John Sullivan
                 John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: November 21, 2011